Parent company accounts - Statement of comprehensive income (Parenthetical) (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Condensed Statement of Income Captions [Line Items]
Reclassification adjustments on exchange differences on translation, net of tax	£ (28)	£ (8)	£ 15
Barclays Bank PLC
Condensed Statement of Income Captions [Line Items]
Reclassification adjustments on exchange differences on translation, net of tax	£ 0	£ 0	£ (45)